UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2006


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, January 17, 2007


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    56
Form 13F information Table Value Total:    $118,506

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advo, Inc.                     COM              007585102     2937    90100 SH       SOLE                    90100
Agere Systems Inc.             COM              00845v308      502    26200 SH       SOLE                    26200
Aramark Corporation            CL B             038521100     1672    50000 SH       SOLE                    50000
Aztar Corporation              COM              054802103     2786    51200 SH       SOLE                    51200
Bairnco Corporation            COM              057097107     1453   113937 SH       SOLE                   113937
BellSouth Corporation          COM              079860102     3156    67000 SH       SOLE                    67000
Biomet Inc.                    COM              090613100     1758    42600 SH       SOLE                    42600
Boston Scientific Corporation  COM              101137107     1220    70996 SH       SOLE                    70996
Broadwing Corporation          COM              11161e101     3124   200000 SH       SOLE                   200000
Clark, Inc.                    COM              181457102     1829   110000 SH       SOLE                   110000
Columbia Equity Trust, Inc.    COM              197627102     1284    67200 SH       SOLE                    67200
Computer Horizons Corp.        COM              205908106     2756   609727 SH       SOLE                   609727
Conor Medsystems, Inc.         COM              208264101     2694    86000 SH       SOLE                    86000
Correctional Properties Trust  COM              15235h107     2877    89000 SH       SOLE                    89000
Cotherix, Inc.                 COM              22163t103     2396   177633 SH       SOLE                   177633
Digital Insight Corporation    COM              25385p106     2887    75000 SH       SOLE                    75000
Digitas Inc.                   COM              25388k104     1944   145000 SH       SOLE                   145000
Electronic Clearing House, Inc COM PAR 01 NEW   285562500     2725   148100 SH       SOLE                   148100
Embrex, Inc.                   COM              290817105     2801   165811 SH       SOLE                   165811
Energy Partners, Ltd.          COM              29270u105     2076    85000 SH       SOLE                    85000
Essex Corporation              COM              296744105     1356    56700 SH       SOLE                    56700
Giant Industries, Inc.         COM              374508109     2886    38500 SH       SOLE                    38500
Golf Galaxy, Inc.              COM              381639103     2796   150000 SH       SOLE                   150000
Government Properties Trust, I COM              38374w107     2832   267200 SH       SOLE                   267200
Harrah's Entertainment, Inc.   COM              413619107     3061    37000 SH       SOLE                    37000
Horizon Health Corporation     COM              44041y104     2055   105000 SH       SOLE                   105000
Huntsman Corporation           COM              447011107     1857    97900 SH       SOLE                    97900
I-many, Inc.                   COM              44973q103      944   572240 SH       SOLE                   572240
ICOS Corporation               COM              449295104     2196    65000 SH       SOLE                    65000
Interchange Financial Services COM              458447109      239    10400 SH       SOLE                    10400
John H. Harland Company        COM              412693103     1004    20000 SH       SOLE                    20000
Kanbay International Inc       COM              48369p207     3021   105000 SH       SOLE                   105000
Keyspan Energy Corp.           COM              49337w100     1528    37100 SH       SOLE                    37100
Kinder Morgan, Inc.            COM              49455p101     1618    15300 SH       SOLE                    15300
McData Corporation Cl A        CL A             580031201      222    40000 SH       SOLE                    40000
McData Corporation Cl B        CL B             580031102     3024   548900 SH       SOLE                   548900
MortgageIT Holdings Inc.       COM              61915q108     1590   107800 SH       SOLE                   107800
Netopia, Inc.                  COM              64114k104     3127   450000 SH       SOLE                   450000
Northwestern Corporation       COM NEW          668074305     2935    82969 SH       SOLE                    82969
Oregon Steel Mills, Inc.       COM              686079104     1872    30000 SH       SOLE                    30000
PRAECIS Pharmaceuticals, Inc.  COM              739421402     2160   440000 SH       SOLE                   440000
Pemstar Inc.                   COM NEW          706552106     1736   450900 SH       SOLE                   450900
Per-Se Technologies, Inc.      COM NEW          713569309     1945    70000 SH       SOLE                    70000
Phelps Dodge Corporation       COM              717265102     2155    18000 SH       SOLE                    18000
Portal Player Inc.             COM              736187204     2390   177732 SH       SOLE                   177732
RailAmerica, Inc.              COM              750753105      549    34100 SH       SOLE                    34100
Realogy Corporation            COM              75605e100     1092    36000 SH       SOLE                    36000
Reckson Associates Realty Corp COM              75621k106     2052    45000 SH       SOLE                    45000
SITEL Corporation              COM              82980k107     1564   370700 SH       SOLE                   370700
Sirna Therapeutics, Inc.       COM              829669100     2490   191548 SH       SOLE                   191548
Stone Energy Corporation       COM              861642106     1661    47000 SH       SOLE                    47000
Symbol Technologies, Inc.      COM              871508107     3342   223700 SH       SOLE                   223700
Tanox, Inc.                    COM              87588q109     2955   148500 SH       SOLE                   148500
Traffic.com, Inc.              COM              892717109     2522   318400 SH       SOLE                   318400
Trustreet Properties, Inc.     COM              898404108     1944   115400 SH       SOLE                   115400
Univision Communications Inc.  CL A             914906102     2904    82000 SH       SOLE                    82000